Offsets	Mar. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	EUSHI Finance, Inc. and Emera US Holdings, LLC
Form or Filing Type	F-3
File Number	333-290501
Initial Filing Date	Sep. 25, 2025
Fee Offset Claimed	$ 307,272.50
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt Securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,225,000,000.00
Termination / Withdrawal Statement	The Registrants previously paid U.S. $459,300.00 in registration fees with respect to the registration statement on Form F-3 (File No. 333-290501) filed on September 25, 2025 (the "2025 Registration Statement"), pertaining to the registration of U.S. $3,000,000,000 of debt securities, U.S. $2,225,000,000 of which remained unutilized. As the total filing fee required for this Registration Statement is U.S. $307,272.50, taking into consideration the total available offset of U.S. $340,647.50, the amount paid herewith is U.S. $0. A total of U.S. $33,375.00 relating to the registration fees originally paid for the 2025 Registration Statement is available to offset against future registration fees. The Registrants have terminated or completed any offerings that included the unsold securities under 2025 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	EUSHI Finance, Inc. and Emera US Holdings, LLC
Form or Filing Type	F-3
File Number	333-290501
Filing Date	Sep. 25, 2025
Fee Paid with Fee Offset Source	$ 459,300.00